Schedule of operating right of use asset net (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Lessee, Lease, Description [Line Items]
Total right-of-use assets, at cost	$ 301,547	$ 311,345
Total right-of-use assets, at cost, increase/(decrease)
Total right-of-use assets, at cost, Exchange rate translation	(9,798)
Less: accumulated amortization	(301,547)	(138,549)
Increase decreaseIn accumulated amortization	(167,359)
Accumulated amortization, Exchange rate translation	4,361
Right-of-use assets, net		172,796
Right-of-use assets, net, Increase (decrease)	(167,359)
Right-of-use assets, net, Exchange rate translation	(5,437)
Operating Lease Right of Use Assets Shenzhen Wan [Member]
Lessee, Lease, Description [Line Items]
Total right-of-use assets, at cost	205,101	211,765
Total right-of-use assets, at cost, increase/(decrease)
Total right-of-use assets, at cost, Exchange rate translation	(6,664)
Operating Right of Use Assets Long cheng Car [Member]
Lessee, Lease, Description [Line Items]
Total right-of-use assets, at cost	96,446	$ 99,580
Total right-of-use assets, at cost, increase/(decrease)
Total right-of-use assets, at cost, Exchange rate translation	$ (3,134)